Long-term Debt - Narrative (Details)		9 Months Ended	12 Months Ended
	Feb. 10, 2017 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 14,700,000
Debt utilization Percentage			70		70
Average rate of hedging instrument			60.00%		60.00%
Transglobe [Member]
Disclosure of detailed information about borrowings [line items]
Average rate of hedging instrument			25.00%		25.00%
Hedging instruments [member]
Disclosure of detailed information about borrowings [line items]
Debt utilization Percentage			50		50
Average rate of hedging instrument			50.00%		50.00%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt utilization Percentage			50		50
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt utilization Percentage			69		69
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Maturity period on borrowings	4 years
Borrowings maturity date	Mar. 31, 2021
Deferred financing costs	$ 1,500,000
Borrowings covenant, maximum consolidated indebtedness						4.00	4.00
Borrowings covenant, minimum current ratio						1.00	1.00
Non-consolidated assets to indebtedness outstanding ratio						(0.32)	(0.32)
Current ratio						1.47	1.47
Borrowings covenant, minimum non-consolidated assets to indebtedness outstanding ratio						2.00	2.00
consolidated indebtedness ratio						18.21	18.21
Borrowings covenant, minimum cover ratio			1.25		1.25	1.25	1.25
Cover ratio			5.08		5.08
Maximum borrowing capacity	$ 10,000,000.0
Repayments of non-current borrowings		$ 10,000,000.0	$ 15,000,000.0
Prepayment agreement [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	6.00%
Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			17,700,000		$ 22,500,000
Long-term debt amount drew										$ 6,600,000	$ 8,300,000
Repayments of non-current borrowings			$ 3,900,000	$ 5,000,000.0
Period prior to maturity date to request extension of maturity date			90 days	90 days
Maturity extension term			364 days	364 days
Period to repay the difference in new borrowing base and borrowings outstanding			45 days	45 days
Borrowings covenant, minimum working capital ratio			1.00		1.00
Working capital ratio			2.22		2.22	2.82	2.82
Borrowings covenant, maximum net debt to trailing cash flows ratio			3.00		3.00
Net debt to trailing cash flows ratio			0.26		0.26	0.53	0.53
Revolving Reserves-Based Lending Facility [Member] | Deferred Financing Costs [Member]
Disclosure of detailed information about borrowings [line items]
Amortization of deferred financing costs			$ 100,000
ATB Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt renewed								$ 17,700,000	$ 22,500,000
Long-term debt amount drew								$ 3,000,000.0	$ 3,900,000
ATB Facility [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.25%		2.25%	2.25%	2.25%
ATB Facility [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			4.25%		4.25%	4.25%	4.25%
Revolving Credit Facility1 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt amount drew						$ 400,000	$ 500,000
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 75,000,000.0
Long-term borrowings [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 75,000,000
Long-term borrowings [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 11,000,000.0		$ 15,000,000.0